Note 4 - Stockholders' Equity - Stock Options Exercise Price Range (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options outstanding (in shares)	2,432,662	1,632,662
Weighted- average exercise price (in dollars per share)	$ 7.37	$ 10.78
Weighted- average remaining contractual life (Year)	6 years 146 days	5 years 36 days	4 years 255 days
Aggregate intrinsic value	$ 19,040		$ 108,000
Range One [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 0.40	$ 1
Range of exercise prices, upper limit (in dollars per share)	$ 0.50	$ 3.50
Number of options outstanding (in shares)	800,000	588,640
Weighted- average exercise price (in dollars per share)	$ 0.43	$ 1.15
Weighted- average remaining contractual life (Year)	9 years 255 days	7 years 109 days
Aggregate intrinsic value	$ 19,040
Range Two [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 1	$ 3.51
Range of exercise prices, upper limit (in dollars per share)	$ 3.50	$ 13
Number of options outstanding (in shares)	588,640	532,236
Weighted- average exercise price (in dollars per share)	$ 1.15	$ 9.76
Weighted- average remaining contractual life (Year)	7 years 36 days	4 years 109 days
Aggregate intrinsic value
Range Three [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 3.51	$ 13.01
Range of exercise prices, upper limit (in dollars per share)	$ 13	$ 26
Number of options outstanding (in shares)	532,236	343,782
Weighted- average exercise price (in dollars per share)	$ 9.76	$ 14.79
Weighted- average remaining contractual life (Year)	4 years 36 days	3 years 36 days
Aggregate intrinsic value
Range Four [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 13.01	$ 26.01
Range of exercise prices, upper limit (in dollars per share)	$ 26	$ 39
Number of options outstanding (in shares)	343,782	65,504
Weighted- average exercise price (in dollars per share)	$ 14.79	$ 30.85
Weighted- average remaining contractual life (Year)	2 years 292 days	2 years 182 days
Aggregate intrinsic value
Range Five [Member]
Range of exercise prices, lower limit (in dollars per share)	$ 26.01	$ 39.01
Range of exercise prices, upper limit (in dollars per share)	$ 39	$ 56
Number of options outstanding (in shares)	65,504	102,500
Weighted- average exercise price (in dollars per share)	$ 30.85	$ 45.03
Weighted- average remaining contractual life (Year)	2 years 73 days	4 years 219 days
Aggregate intrinsic value